As filed with the Securities and Exchange Commission on August 11, 2016

File No. 002-16590

File No. 811-00945

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 107	x

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	¨
Amendment No. 108	x

(Check appropriate box or boxes)

Virtus Equity Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b) of Rule 485

¨	60 days after filing pursuant to paragraph (a)(1)

¨	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)

¨	75 days after filing pursuant to paragraph (a)(2)

¨	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

¨	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 107 relates to the following series:

Virtus Balanced Fund

Virtus Contrarian Value Fund

Virtus Growth & Income Fund

Virtus Mid-Cap Core Fund

Virtus Mid-Cap Growth Fund

Virtus Quality Large-Cap Value Fund

Virtus Quality Small-Cap Fund

Virtus Small-Cap Core Fund

Virtus Small-Cap Sustainable Growth Fund

Virtus Strategic Growth Fund

Virtus Tactical Allocation Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 11th day of August, 2016.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 11th day of August, 2016.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ Thomas J. Brown
Thomas J. Brown*	Trustee

/s/ Donald C. Burke
Donald C. Burke*	Trustee

/s/ Roger A. Gelfenbien
Roger A. Gelfenbien*	Trustee

/s/ John R. Mallin
John R. Mallin*	Trustee

/s/ Hassell H. McClellan
Hassell H. McClellan*	Trustee

/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee

/s/ James M. Oates
James M. Oates*	Trustee

/s/ Richard E. Segerson
Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney